Treasury Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Treasury Stock [Text Block]
(14)	Treasury Stock

On September 30, 2011, the Company announced that a share repurchase program has been authorized by its board of directors. Under the terms of the approved program, Yingli Green Energy may repurchase up to US$100 million worth of its issued and outstanding American Depositary Shares (“ADSs”) from time to time over the next 12 months in the open market or in negotiated transactions, subject to market conditions and other factors, as well as relevant rules under the Securities Exchange Act of 1934, as amended. As of December 31, 2011, the Company had repurchased 5,567,021 outstanding ADSs (equivalent to 5,567,021 ordinary shares) from the open market for a total consideration of RMB 123.8 million under the share repurchase program. In 2012, additional 159,687 outstanding ADSs (equivalent to159,687 ordinary shares) were repurchased from open market for a total consideration of RMB 3.5 million under the share repurchase program. There was no share repurchase in 2013, 2014 and 2015. After ADS ration change as discussed in note (27) in December 2015, as of December 31, 2015, 572,671 outstanding ADSs (equivalent to  5,726,708 ordinary shares) were repurchased total.